Annual Fund Operating Expenses - Admiral - Vanguard FTSE All-World ex-US Index Fund - Admiral Shares	Feb. 26, 2021
Operating Expenses:
Management Fees	0.09%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.11%